Debt - Maturities (Details) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jun. 27, 2018	Mar. 31, 2018	Dec. 31, 2017
Payments by calendar year
2019	$ 0
2020	1,338,915
2021	794,558
2022	1,866,400
2023	1,652,117
2024 and thereafter	2,422,500
Total	8,074,490
Senior Notes
Payments by calendar year
2019	0
2020	972,515
2021	0
2022	1,500,000
2023	1,033,817
2024 and thereafter	2,422,500
Total	5,928,832
Senior Notes | 4.125% Senior Secured Notes due February 2020
Payments by calendar year
2019	0
2020	501,058
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	$ 501,058
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Payments by calendar year
2019	$ 0
2020	444,146
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	$ 444,146
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Payments by calendar year
2019	$ 0
2020	27,311
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	$ 27,311
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 6.250% Senior Secured Notes due February 2022
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	1,500,000
2023	0
2024 and thereafter	0
Total	$ 1,500,000
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 4.750% Senior Secured Notes due February 2023
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	0
2023	973,250
2024 and thereafter	0
Total	$ 973,250
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 5.350% Senior Secured Notes due October 2023
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	0
2023	60,567
2024 and thereafter	0
Total	$ 60,567
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	572,500
Total	$ 572,500
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%		3.50%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	1,100,000
Total	$ 1,100,000
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Payments by calendar year
2019	$ 0
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	750,000
Total	$ 750,000
Stated interest rate on debt (as a percent)	6.25%	6.25%		6.25%	6.25%
Senior Notes | 6.625% Senior Secured Notes due February 2018
Payments by calendar year
Stated interest rate on debt (as a percent)	6.625%	6.625%			6.625%
Revolving Credit Facility | Revolving Credit Facilities due July 2021
Payments by calendar year
2019	$ 0
2020	0
2021	428,158
2022	0
2023	0
2024 and thereafter	0
Total	428,158
Term loan | Term Loan Facility due 2023
Payments by calendar year
2019	0
2020	366,400	€ 320,000
2021	366,400	320,000
2022	366,400	320,000
2023	618,300	€ 540,000
2024 and thereafter	0
Total	$ 1,717,500